FUTURE ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [Abstract]
FUTURE ACCOUNTING DEVELOPMENTS
NOTE 55: FUTURE ACCOUNTING DEVELOPMENTS
The following pronouncements are not applicable for the year ending 31 December 2022 and have not been applied in preparing these financial statements. Save as disclosed below, the impact of these accounting changes is still being assessed by the Group and reliable estimates cannot be made at this stage.
IFRS 17 Insurance Contracts
IFRS 17 Insurance Contracts replaces IFRS 4 Insurance Contracts and is effective for annual periods beginning on or after 1 January 2023. The Group’s initial application date was 1 January 2023 and its transition date was 1 January 2022. On transition, the Group will use the full retrospective approach for business written since 1 January 2016 using Solvency II modelling tools developed when Solvency II was implemented, which are only available to support the calculation of IFRS 17 results from that date. The fair value approach will be used for business written prior to 1 January 2016 and valuations supporting Solvency II at the transition date will be used to support the fair value calculation for transition for that business.
Comparative information
As permitted by IFRS 17, the Group’s financial statements at and for the year ended 31 December 2023 will include restated comparatives for the year ended 31 December 2022 only. Comparative information for the year ended 31 December 2021 will be presented in accordance with IFRS 4.
IFRS 17 recognition and measurement
IFRS 17 requires insurance contracts, including reinsurance contracts, and investment contracts with discretionary participation features to be recognised on the balance sheet as the total of the fulfilment cash flows and the contractual service margin:
•The fulfilment cash flows consist of the present value of future cash flows calculated using best estimate assumptions, together with an explicit risk adjustment for non-financial risk and are required to be remeasured at each reporting date
•The contractual service margin (CSM) represents the unearned profit on the insurance contracts and investment contracts with discretionary participation features
Changes to estimates of fulfilment cash flows which relate to future service are taken to the CSM, except where onerous contracts are identified or where the Group takes advantage of the risk mitigation options available under IFRS 17. The Group calculates the risk adjustment by applying margins to best estimate cashflows relating to non-financial risks (such as mortality or persistency). The risk adjustment will be released to the income statement as risk expires. For reinsurance contracts held, the CSM represents the net cost or net gain of purchasing reinsurance and the risk adjustment represents the amount of risk transferred from the underlying contracts held.
Expected impact: comparison with IFRS 4
Under IFRS 4, the Group recognises a value in-force asset and the expected profit of an insurance contract at its inception. Under IFRS 17, the expected profit for providing insurance contract services will be recognised in the CSM and released to the income statement throughout the contract period over which the insurance contract services are provided. The risk adjustment is released commensurate with the expiry of non-financial risk associated with the valuation of best estimate cash flows. The value in-force asset recognised by the Group at 31 December 2021 will be derecognised on transition.
IFRS 17 will impact the timing of profit recognition for the insurance contracts and investment contracts with discretionary participation features issued by the Group. However, it will not change the total profit recognised over the lifetime of these contracts as compared to IFRS 4, or the capital position or cash flows of the Group and its insurance companies. The change in the measurement basis of the Group’s liabilities, the derecognition of the VIF and the recognition, within the CSM, of a proportion of the previously recognised profits from insurance contracts will result in a reduction to the Group’s retained earnings on transition.
Establishing cash flows within the boundary of an insurance contract
IFRS 17 requires cash flows to be included within the boundary of an insurance contract if they arise from substantive rights and obligations that exist during the reporting period where the Group can compel a policyholder to pay premiums or where the Group has a substantive obligation to provide the policyholder with services. The Group has assessed the contract boundary for insurance contracts it sells and has established relevant fulfilment cash flows accordingly, and the assumption framework which applies to determining the best estimate of those cash flows on an on-going basis. In particular, this includes the assumptions around increments on pensions business which are expected within the contract boundary and the extent to which the contract boundary is substantially changed upon contact modification as a result of new product features being added.
Level of aggregation of insurance contracts
IFRS 17 requires identification of portfolios of insurance contracts that have similar risks and that are managed together. In determining the appropriate level of aggregation, the Group has considered the relative risks and how these are managed within the business, in addition to factors such as geography, sales channel and product taxation basis. CSM is measured on initial recognition for cohorts of insurance contracts within these portfolios that are issued not more than a year apart. These cohorts are further disaggregated into CSM groups according to a profitability assessment and other product characteristics. As a result, the Group has identified the following portfolios: individual annuities, bulk annuities, protection products and workplace and other pensions. Within these portfolios, the Group expects to have approximately 25 CSM groups during 2023, in addition to those established at transition to IFRS 17.
Separating components of contracts
IFRS 17 also requires certain components of insurance contracts to be separated, including investment components. Investment components reflect amounts due to policy holders, akin to deposits, so are not recognised in the income statement.
Disaggregation of insurance finance income or expenses
Insurance finance income or expenses comprise changes in the carrying amount of a group of insurance contracts arising from the effect of the time value of money and the effects of financial risk. IFRS 17 provides an accounting policy choice between:
•including insurance finance income or expenses for the period in the income statement; or
•disaggregating insurance finance income and expenses for the period to include in the income statement an amount determined by a systematic allocation, and the residual amount in other comprehensive income (OCI).
The Group has elected to recognise total insurance finance income or expenses in profit or loss in the period in which they arise. This decision is based on IFRS 9 Financial Instruments. Under IFRS 9, the Group measures assets backing insurance contracts at fair value through profit or loss (FVTPL).
Accounting for the Group’s principal insurance businesses
Annuity and protection business: The general measurement model will be used for the Group’s annuity and protection business. The discount rates are locked in at the inception of the contract in determining the value of the CSM. The subsequent effects of changes in discount rates on the best estimate of the insurance contract liabilities will be recognised in the income statement in the period in which they arise, as an accounting policy choice. The Group will use discount rates based on the liquidity of the associated liabilities and, accordingly, will apply illiquidity premia to its annuity and whole of life businesses. For immediate annuity contracts, the CSM will be recognised in income over the life of the contracts based on the maximum claim payable for each period and for protection contracts, CSM will be recognised in the income statement commensurate with the sum assured.
Unit-linked and with-profits business: There is an adaptation of the general measurement model for contracts with direct participation features, the variable fee approach, which results in changes in variable fees, including those arising from changes in economic assumptions, being taken to the CSM. The expected profit will be recognised within the CSM and released to the income statement over the coverage period.
General insurance business: The Group has applied the option available under IFRS 17 to use the simplified approach (the premium allocation approach), mainly for short duration contracts. The insurance revenue recognised in the income statement in the period reflects the expected premium receipts allocated to the period, after adjusting for the time value of money and the effect of financial risk. The amortisation of insurance acquisition cash flows is taken to the income statement on the basis of the passage of time.
Balance sheet impact at 1 January 2022
On restatement, the reduction in the Group’s total equity as of 1 January 2022 was approximately £1.9 billion, driven by the derecognition of the value in-force asset, the move to best estimate of contract liabilities, the creation of the new CSM liability and the establishment of the risk adjustment. The CSM of all insurance contracts issued and net of reinsurance contracts held at 1 January 2022 was approximately £1.9 billion and the risk adjustment, net of reinsurance, recognised at that date was approximately £1.5 billion. The Group expects that approximately £300 million of the CSM and risk adjustment, gross of reinsurance, held at 1 January 2022 will be released and recognised in the income statement during the year ended 31 December 2022. These amounts will be finalised during the first quarter of 2023 following the completion of further work being undertaken by the Group.
Equity impact at 31 December 2022
During 2022, the Group has added a drawdown feature to its existing longstanding and workplace pension business. This is a contract modification that results in a substantially different contract boundary, and IFRS 17 requires that the contracts and associated CSM (approximately £0.4 billion) at the time of the modification are derecognised and the modified contracts together with a new CSM (approximately £1.7 billion) are recognised as if they were new contracts.
The Group estimates these contract modifications will increase the CSM by approximately £1.3 billion and reduce its equity by approximately £1.3 billion (before the impact of IFRS 17 tax transitional adjustments) given the charge recognised in the income statement in 2022 on an IFRS 17 basis. The estimate has been prepared assuming these contract modifications occurred on the 1 January 2022. As these contract modifications occurred throughout 2022, the Group will undertake further work during the first quarter of 2023 to finalise the financial impact of the contract modifications using the actual dates these contract modifications occurred during 2022.
Income statement impact
Whilst IFRS 17 does not change the total profit recognised over the life of an insurance contract or investment contract with discretionary participation features, it does change both the phasing of profit recognition and the amounts recognised within individual income statement line items, including other income and operating expenses. Under IFRS 17, the Group is required to defer substantially all of the expected profit through the recognition of a CSM on the balance sheet (losses on groups of onerous contracts and recoveries of such losses, to the extent they are covered by reinsurance contracts held, are recognised in the income statement immediately); the CSM is subsequently released to the income statement over the coverage period of the product. The expected profit includes estimated future premiums and claims together with administration costs such as claims handling costs, costs incurred to provide contractual policyholder benefits and policy administration and maintenance costs. As a result, a reduction is expected in the amounts to be disclosed as other income, operating income and operating expenses under IFRS 17, in respect of the relevant IFRS 17 income statement line items that will be presented from 2023.
The Group continues to refine and finalise the new accounting processes and models and has not, therefore, presented the impact of IFRS 17 for the year ended 31 December 2022 including impacts on financial metrics such as earnings per share. Further work will be undertaken during the first quarter of 2023 to finalise the impact of IFRS 17 on the Group’s income statement and earnings per share for the year ended 31 December 2022 and on its balance sheet at 31 December 2022.
Minor amendments to other accounting standards
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2023 (including IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors). These amendments are not expected to have a significant impact on the Group.